SIGNIFICANT ACCOUNTING POLICIES - Property, plant and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Allowance for doubtful accounts
Accumulated deficit	$ (56,152)	$ (29,779)	$ (31,151)
Lessee, Operating Lease, Description
Remaining lease term	1 year
Lessee, Operating Lease, Option to Extend	expense
Impairment of long-lived assets with definite lives
Impairment loss on property, plant, and equipment and operating lease right-of-use assets	$ 0	0	0
Impairment losses on intangible assets with definite lives	$ 1,365	$ 0	$ 0
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment of Intangible Assets (Excluding Goodwill)	Impairment of Intangible Assets (Excluding Goodwill)	Impairment of Intangible Assets (Excluding Goodwill)
Impairment of goodwill and indefinite-lived intangible assets
Impairment loss on goodwill	$ 19,156	$ 0	$ 0
Impairment losses for indefinite-lived intangible assets	$ 2,140	$ 0	$ 0
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment of Intangible Assets (Excluding Goodwill)	Impairment of Intangible Assets (Excluding Goodwill)	Impairment of Intangible Assets (Excluding Goodwill)
Long-term investments
Impairment losses on its equity method investments	$ 0	$ 0	$ 0
ASU 2016-13
Allowance for doubtful accounts
Accumulated deficit				$ 100
Furniture, fixture and equipment
Property, plant and equipment, net
Estimated useful life	5 years